Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note B - Securities

Securities are summarized as follows:
Securities Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Estimated Fair Value
December 31, 2011
U.S. Treasury securities	$5,510	$3	$	----	$5,513
U.S. Government sponsored entity securities	2,501	58		----	2,559
Agency mortgage-backed securities, residential	76,203	1,407		(12)	77,598
Total securities	$84,214	$1,468		$(12)	$85,670

December 31, 2010
U.S. Treasury securities	$17,081	$6		$(8)	$17,079
U.S. Government sponsored entity securities	7,513	230		(12)	7,731
Agency mortgage-backed securities, residential	60,916	383		(270)	61,029
Total securities	$85,510	$619		$(290)	$85,839

Securities Held to Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
December 31, 2011
Obligations of states and political subdivisions	$22,825	$558	$(559)	$22,824
Agency mortgage-backed securities, residential	23	----	----	23
Total securities	$22,848	$558	$(559)	$22,847

December 31, 2010
Obligations of states and political subdivisions	$22,149	$130	$(1,109)	$21,170
Agency mortgage-backed securities, residential	29	----	(1)	28
Total securities	$22,178	$130	$(1,110)	$21,198

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders' equity.

Securities with a carrying value of approximately $46,683 at December 31, 2011 and $90,216 at December 31, 2010 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of debt securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities.  Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due in one year or less	$8,011	$8,072	$648	$661
Due in one to five years	----	----	3,901	3,801
Due in five to ten years	----	----	10,289	10,496
Due after ten years	----	----	7,987	7,866
Agency mortgage-backed securities, residential	76,203	77,598	23	23
Total debt securities	$84,214	$85,670	$22,848	$22,847

   There were no sales of debt securities during 2011, 2010 and 2009.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note B - Securities (continued)
Securities with unrealized losses not recognized in income are as follows:

	Less Than 12 Months		12 Months or More				Total
December 31, 2011	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss
Securities Available for Sale
Agency mortgage-backed
securities, residential	$7,621	$(12)	$	----	$	----	$7,621	$(12)
Total available for sale	$7,621	$(12)	$	----	$	----	$7,621	$(12)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Securities Held to Maturity
Obligations of states and
political subdivisions	$664	$(21)	$3,557	$(538)	$4,221	$(559)
Total held to maturity	$664	$(21)	$3,557	$(538)	$4,221	$(559)

	Less Than 12 Months		12 Months or More				Total
December 31, 2010	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss
Securities Available for Sale
U.S. Treasury securities	$9,041	$(8)	$	----	$	----	$9,041	$(8)
U.S. Government sponsored
entity securities	1,990	(12)		----		----	1,990	(12)
Agency mortgage-backed
securities, residential	27,953	(270)		----		----	27,953	(270)
Total available for sale	$38,984	$(290)	$	----	$	----	$38,984	$(290)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Securities Held to Maturity
Obligations of states and
political subdivisions	$7,510	$(690)	$970	$(419)	$8,480	$(1,109)
Agency mortgage-backed
securities, residential	----	----	21	(1)	21	(1)
Total held to maturity	$7,510	$(690)	$991	$(420)	$8,501	$(1,110)

   Unrealized losses on the Company's debt securities have not been recognized into income because the issuers' securities are of high credit quality and management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery.  Management does not believe any individual unrealized loss at December 31, 2011 and 2010 represents an other-than-temporary impairment.